TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	2020	2019
Trade accounts payable - domestic market	3,941,924	2,701,246
Trade accounts payable - debtor risk	726,045	376,093
Trade accounts payable - intercompany	8,958	4,283
Trade accounts payable - imports	761,026	681,146
	5,437,953	3,762,768